Other Income and Expenses	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Other Income and Expenses	Other Income and Expenses

	2022		2021		2020
Gain on sale of other assets	Ps.	—	Ps.	968	Ps.	—
Gain on sale of long-lived assets		308		208		130
Sale of waste material		33		25		20
Insurance rebates		59		71		35
Foreign exchange gain		175		—		112
Other investment in shares (4)		113		3,245		2,011
Recycling of cumulative gain on sale of joint venture		—		—		212
Recoveries of prior years(1)		333		881		594
Others		67		489		229
Other income	Ps.	1,088	Ps.	5,887	Ps.	3,343
Recoveries of prior years	Ps.	12	Ps.	41	Ps.	—
Impairment of long-lived assets (2)		833		1,427		5,102
Loss in write-off of intangible assets		—		—		375
Disposal of long-lived assets (3)		408		579		915
Contingencies		426		187		804
Severance payments		318		305		465
Donations		512		433		605
Legal fees and other expenses from past acquisitions		231		127		—
Foreign exchange loss		—		86		—
Items without tax requirements		103		173		—
Effect of taxes paid of previous years (5)		—		—		3,253
Other		27		370		862
Other expenses	Ps.	2,870	Ps.	3,727	Ps.	12,381

(1)Following a favorable decision from Brazilian tax authorities received during 2020, Coca-Cola FEMSA has been entitled to reclaim indirect tax payments made in prior years in Brazil, resulting in the recognition of a tax credit and a positive effect on the operating revenues and other income captions of the condensed consolidated income statements. See Note 25.1.1.
(2)Includes impairment loss related to Corporación Grupo FYBECA S.A. (Health Division) for an amount of Ps. 770 and Ps. 1,170 in 2022 and 2021, respectively; as well as an impairtment loss in Campo Verde (Coca-Cola FEMSA) for an amount of Ps. 256 in 2021. Likewise, includes impairment loss related to Compañía Panameña de Bebibas, S.A.P.I. de C.V., for an amount of Ps. 1,463 million in 2020. Additionally, includes impairment loss related to Leao Alimentos e Bebidas, L.T.D.A., for an amount of Ps. 1,038 million in 2020 (see Note 10). Also, includes impairment loss related to Specialty’s, and Doña Tota in 2020 for an amount of Ps. 2,021 and Ps. 576, respectively. The impairment losses in 2020 were mainly driven by mobility restrictions that impacted customer behavior and the economic crisis generated by the COVID-19 pandemic.
(3)Charges related to fixed assets retirement from ordinary operations and other long-lived assets.
(4)During 2021 and 2020, the Company received a dividend income related to its investment in Jetro Restaurant Depot.
(5)Interest and penalties associated with taxes paid from previous years.